6. Stock Options Plans (Details-Warrants Outstanding) (Warrants, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrants
Shares
Shares outstanding - beginning	19,640,375	14,319,532
Shares granted	5,566,339	11,172,508
Shares exercised	185,000	0
Shares cancelled and expired	(1,447,800)	(5,851,665)
Shares outstanding - ending		19,640,375
Shares exercisable		19,640,375
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.56	$ 0.55
Weighted average exercise price - shares granted	$ 0.70	$ 0.51
Weighted average exercise price - ending		$ 0.56
Weighted average exercise price - exercisable	$ 0.59	$ 0.56
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	2 years 3 months 26 days	1 year 6 months 22 days
Weighted average contractural term - granted	3 years 8 months 23 days	3 years 11 months 23 days
Weighted average contractural term - ending	2 years 7 months 24 days	2 years 10 months 17 days
Weighted average contractural term - exercisable	2 years 7 months 24 days	2 years 10 months 17 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 209,500	$ 0
Aggregate intrinsic value - ending	47,500	209,500
Aggregate intrinsic value - exercisable	$ 47,500	$ 209,500